Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments

2013	$34,084
2014	29,197
2015	21,045
2016	18,698
2017	13,800
2018 and thereafter (*)	93,083
$209,907

(*)
During 2012 the Company entered into lease agreement for a new complex with OgenYielding Real Estate Ltd. (Ogen). The lease period of the new complex is 15 years that will begin after the conclusion of the construction during 2015. The expected lease fee will be approximately $3,000 per month.